Summary of Significant Accounting Policies - Schedule of Long-lived Assets by Geographic Areas (Details) (10-K) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Assets	$ 5,647,491	$ 8,344,806
Total Liabilities	6,717,914	4,338,302
Argentine [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Assets	5,151,626	6,781,285
Total Liabilities	4,440,345	3,743,164
U.S [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Assets	495,865	1,563,521
Total Liabilities	$ 2,277,569	$ 595,138